Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Balance at Dec. 31, 2020	$ 4		$ 10,267		$ (6,307)	$ 3,964
Balance, shares at Dec. 31, 2020	4,084
Stock based compensation (see note 9)			2,030			2,030
Issuance of shares and warrants (see note 9)	$ 2		19,116			19,118
Issuance of shares and warrants,shares	2,469
Net loss					(8,987)	(8,987)
Exercise of warrants (see note 9)	$ 1		3,490			3,491
Exercise of warrants, shares	568
Round up of shares due to reverse stock split (see note 9)		[1]		[1]			[1]
Round up shares due to reverse stock split, shares	1
Balance at Dec. 31, 2021	$ 7		34,903		(15,294)	19,616
Balance, shares at Dec. 31, 2021	7,122
Stock based compensation (see note 9)			772			772
Net loss					(2,788)	(2,788)
Balance at Mar. 31, 2022	$ 7		35,675		(18,082)	17,600
Balance, shares at Mar. 31, 2022	7,122
Balance at Dec. 31, 2021	$ 7		34,903		(15,294)	19,616
Balance, shares at Dec. 31, 2021	7,122
Stock based compensation (see note 9)			1,638			1,638
Net loss					(9,468)	(9,468)
Balance at Dec. 31, 2022	$ 7		36,541		(24,762)	11,786
Balance, shares at Dec. 31, 2022	7,122
Stock based compensation (see note 9)			348			348
RSU vesting		[2]		[2]
Balance, shares	17
Issuance of shares and warrants (see note 9)	$ 3		13,924			13,927
Issuance of shares and warrants,shares	3,294
Net loss					(2,686)	(2,686)
Balance at Mar. 31, 2023	$ 10		$ 50,813		$ (27,448)	$ 23,375
Balance, shares at Mar. 31, 2023	10,433

[1]	Represents an amount less than $1 thousand
[2]	Represents an amount less than $1 thousand